Share based compensation - Summary of activities of the share options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of share options
Outstanding at the beginning	5,944,822
Grant	2,663,903
Forfeiture	(12,004)
Exercise	(1,359,084)
Outstanding at the end	7,237,637	5,944,822
Exercisable	5,668,864
Weighted average exercise price
Outstanding at the beginning	¥ 2.67
Grant	1.95
Forfeiture	1.58
Exercise	2.17
Outstanding at the end	2.5	¥ 2.67
Exercisable	¥ 2.79
Weighted remaining contractual years and aggregate intrinsic value
Weighted remaining contractual years - Outstanding	7 years 9 months 18 days	8 years 3 months 7 days
Weighted remaining contractual years - Exercisable	7 years 6 months 14 days
Aggregate intrinsic value - Outstanding	¥ 76,953	¥ 37,426
Aggregate intrinsic value - Exercisable	¥ 58,659
Weighted average grant date fair value	¥ 60.38	¥ 34.58	¥ 34.78